Consolidated Statements of Changes in Equity - CAD ($)	Total	Nussir ASA (“Nussir”)	Nye Sulitjelma Gruver SA (“NSG”)	Repparfjord Eiendom AS (“REAS”)	Share Capital	Share Capital Nussir ASA (“Nussir”)	Share Capital Nye Sulitjelma Gruver SA (“NSG”)	Share Capital Repparfjord Eiendom AS (“REAS”)	Contributed Surplus	Accumulated Other Comprehensive Income	Deficit	Non-controlling interest	Non-controlling interest Nussir ASA (“Nussir”)
Equity at beginning of the period at Dec. 31, 2023	$ 881,469				$ 12,525,301				$ 1,574,516		$ (13,218,348)
Number of Shares at beginning of the period at Dec. 31, 2023					2,640,409
Private placements	3,924,009				$ 3,924,009
Private placements (in shares)					3,640,003
Share issuance costs	(59,299)				$ (59,299)
Exercise of share-based awards	45,000				$ 65,914				(20,914)
Exercise of share-based awards (in shares)					45,000
Share-based compensation	161,363								161,363
Net loss	(495,756)
Loss and comprehensive loss	(495,756)										(495,756)
Equity at end of the period at Dec. 31, 2024	4,456,786				$ 16,455,925				1,714,965		(13,714,104)
Number of Shares at end of the period at Dec. 31, 2024					6,325,412
Conversion of subscription receipt	27,000,084				$ 27,000,084
Conversion of subscription receipt (in shares)					9,000,035
Private placements	13,420,479				$ 13,420,479
Private placements (in shares)					4,266,666
Bought deal public offering	81,198,840				$ 81,198,840
Bought deal public offering (in shares)					26,220,000
Share issuance costs	(1,244,875)				$ (1,244,875)
Bonus share issuance to lender	3,396,250				$ 3,396,250
Bonus share issuance to lender (in shares)					1,045,000
Non-controlling interests acquisition		$ 91,712,379				$ 85,796,930							$ 5,915,449
Non-controlling interests acquisition (in shares)						24,168,149
Subsidiary acquisition			$ 19,908,399	$ 14,945,500			$ 19,908,399	$ 14,945,500
Subsidiary acquisition (in shares)							5,608,000	4,210,000
Exercise of share-based awards	(97,816)				$ 72,184				(170,000)
Exercise of share-based awards (in shares)					24,259
Share-based compensation	1,708,742								1,708,742
Net loss	(38,772,860)										(37,204,621)	$ (1,568,239)
Other comprehensive income	7,375,860									$ 7,375,860
Loss and comprehensive loss	(31,397,000)
Equity at end of the period at Dec. 31, 2025	$ 225,007,768				$ 260,949,716				$ 3,253,707	$ 7,375,860	$ (50,918,725)	$ 4,347,210
Number of Shares at end of the period at Dec. 31, 2025					80,867,521